SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years	5 years
Trade name
Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years	20 years
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years	10 years
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years	5 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years	10 years
Supplier relationships
Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years	15 years
Developed technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years	5 years
Developed technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Weighted-average Remaining Useful Life (in years	10 years